Summary of Significant Accounting Policies (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2026 USD ($) Segment shares	Dec. 31, 2025 USD ($) Segment shares	Dec. 31, 2024 USD ($)	Aug. 29, 2025 shares
Summary of Significant Accounting Policies [Line Items]
Number of reportable segment (in Segment) | Segment	1	1
Cash	$ 591,641	$ 679,442	$ 170,557
Cash equivalents
Tax benefit percentage	50.00%	50.00%
Digital assets	$ 9,365
Token liability issued	33,610
Token liability outstanding	274.66
Token liability
Impairments
Public Warrants [Member]
Summary of Significant Accounting Policies [Line Items]
Public warrants issued (in Shares) | shares	11,500,000	11,500,000
Purchase of warrants (in Shares) | shares		11,500,000
August SPA Warrants [Member]
Summary of Significant Accounting Policies [Line Items]
Purchase of warrants (in Shares) | shares				215,299
Fair Value, Inputs, Level 1 [Member] | Public Warrants [Member]
Summary of Significant Accounting Policies [Line Items]
Public warrants issued (in Shares) | shares		11,500,000
Fair Value, Inputs, Level 3 [Member] | August SPA Warrants [Member]
Summary of Significant Accounting Policies [Line Items]
Purchase of warrants (in Shares) | shares		215,299